6. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2014
Leases [Abstract]
Components of the net investment in direct financing and sales-type leases
	June 30,	December 31,
	2014	2013
	(unaudited)

Minimum lease payments receivable	$502,878	$428,314
Less: Allowance for doubtful accounts	(146)	(389)
Net minimum lease payments receivable	502,732	427,925
Less: unearned interest income	(41,347)	(37,826)

Net investment in direct financing and sales-type leases	461,385	390,099
Less: Current maturities of net investment in direct financing and sales-type leases	(342,503)	(261,684)

Net investment in direct financing and sales-type leases, net of current maturities	$118,882	$128,415

Summary of Future minimum lease payments
	Years Ending December 31,
	2014	2015	2016	Total

Net minimum lease payments receivable	$206,264	$267,113	$29,355	$502,732
Less: unearned interest income	(22,907)	(17,598)	(842)	(41,347)
Net investment in direct financing and sales-type leases	$183,357	$249,515	$28,513	$461,385